AeroTurbine Restructuring (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Leased engines impairment	$ 22,402
Transaction, integration and restructuring related expenses	58,913	$ 148,792	$ 10,959
AeroTurbine, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Tradename and other intangible assets impairment	24,837
Leased engines impairment	22,402
Severance expenses	2,072
Transaction, integration and restructuring related expenses	$ 49,311